7. SHARE REPURCHASE OBLIGATIONS (Details Narrative) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Share Repurchase Obligations
Share repurchase obligation		$ 240,000	$ 2,268,999
Payment for share repurchase obligation	1,344,999 [1]
Due for share repurchase obligation		924,000
Common stock issued in exchange for extinguishment, value		904,000
Common stock issued in exchange for extinguishment, shares		301,334
Company has agreed to purchase from an existing stockholder		66,667
Stock repurchase, value the Company's common stock		$ 220,000

[1]	The Company acquired 756,333 shares of its common stock at $3.00 per share during the year ended December 31, 2013 with a portion of the payment in the amount of $1,344,999 made during the quarter ended March 31, 2014 and the balance of $924,000 then currently due and payable.